Operating leases (Details) - Schedule of maturity analysis of operating lease liabilities	Dec. 31, 2022 USD ($)
Schedule Of Maturity Analysis Of Operating Lease Liabilities Abstract
2023	$ 1,888,515
2024	1,403,677
2025	1,252,710
2026	854,862
2027	886,919
Thereafter	2,610,829
Total lease payment	8,897,512
Less: imputed interest	(1,640,368)
Present value of operating lease liabilities	7,257,144
Less: current obligation	(1,501,171)
Long-term obligation at December 31, 2022	$ 5,755,973